Notes To The Consolidated Statements Of Cash Flows - Additional Information (Detail) $ in Millions			9 Months Ended	12 Months Ended
	Apr. 26, 2019 USD ($) shares	Apr. 10, 2019 USD ($) shares	Sep. 30, 2021 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($) shares
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Purchasing financial assets				$ 181,633,667	$ 148,671,602
Peoceeds from Disposel of equity linked notes by subsidiary					195,789,033
Exercise of warrants						$ 94,197,600
Gain recognized on investment of equity linked notes				119,113,730	$ 82,948,667
Acquisition of financial assets at fair value through profit or loss				163,180,000
Disposal of financial assets at fair value through profit or loss				$ 196,036,584
Proceeds from issue of shares						$ 2,767,254,756
Class A ordinary shares [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Exercise of warrants		$ 10.0
Number of ordinary shares issued during the period | shares	8,236,838	1,666,666				7,307,692
Proceeds from issue of shares	$ 53.5
Class B Ordinary Shares [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Number of ordinary shares issued during the period | shares						4,526,627
Repurchase of ordinary shares | shares			69,144,673	69,144,673
Proceeds from issue of shares			$ 5,000,000,000	$ 5,000,000,000
Fellow Subsidiaries [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Gain recognized on investment of equity linked notes				$ 5,998,446